Cover	Aug. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 30, 2023
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	730 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-3206
City Area Code	212
Local Phone Number	490-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000946155
Amendment Flag	false